DoubleLine Income Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.8%
526,241	AASET Ltd., Series 2019-2-C	6.41	% (a)(c)	10/16/2039	390,875
1,171,174	Business Jet Securities LLC, Series 2021-1A-C	5.07	% (a)(c)	04/15/2036	1,176,983
9,500	Flagship Credit Auto Trust, Series 2018-4-R	0.01	% (a)(c)(h)	03/16/2026	1,384,772
1,181,970	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(b)(c)	12/15/2044	948,412
938,185	Pioneer Aircraft Finance Ltd., Series 2019-1-C	6.90	% (a)(c)	06/15/2044	750,115
2,000,000	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	1,987,224
20,000	Sofi Consumer Loan Program Trust, Series 2021-A-R1	0.10	% (a)(c)(h)	08/17/2043	527,151
20,000	SoFi Professional Loan Program, Series 2018-A-R1	0.06	% (a)(c)(h)	02/25/2042	693,192
5,930	SoFi Professional Loan Program, Series 2018-A-R2	0.06	% (a)(c)(h)	02/25/2042	205,532
1,094,777	START Ireland, Series 2019-1-C	6.41	% (a)(c)	03/15/2044	875,997
91,250	Start Ltd., Series 2019-2-C	6.66	% (a)(c)	11/15/2044	72,974
1,517,123	Sunnova Helios Issuer LLC, Series 2019-AA-B	4.49	% (a)	06/20/2046	1,597,541
2,030,925	Wave LLC, Series 2019-1-C	6.41	% (a)(c)	09/15/2044	1,632,423

Total Asset Backed Obligations (Cost $13,404,022)					12,243,191

Collateralized Loan Obligations - 15.8%
1,250,000	Apidos Ltd., Series 2021-35A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.95	% (a)	04/20/2034	1,249,982
500,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.30	% (a)	04/25/2034	497,023
500,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	6.36	% (a)	07/15/2034	500,000
500,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	04/20/2034	501,243
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	0.00	% (a)(j)	07/15/2033	500,000
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	07/21/2030	996,459
2,000,000	Highbridge Loan Management Ltd., Series 12A-18-C (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.94	% (a)	07/18/2031	1,976,934
900,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	3.63	% (a)	07/15/2027	903,415
500,000	Madison Park Funding Ltd., Series 2021-48A-E (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.39	% (a)	04/19/2033	501,841
500,000	Magnetite Ltd., Series 2019-23A-D (3 Month LIBOR USD + 3.60%, 3.60% Floor)	3.78	% (a)	10/25/2032	501,704
1,275,000	Magnetite Ltd., Series 2021-29A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.85	% (a)	01/15/2034	1,268,350
500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.46	% (a)	04/20/2034	501,091
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.08	% (a)	07/15/2029	1,003,952
500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.03	% (a)	07/25/2030	496,936
500,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.67	% (a)	04/15/2034	499,949

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	0.00	% (a)(j)	07/02/2035	500,000
1,000,000	OHA Credit Funding Ltd., Series 2019-4A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.97	% (a)	10/22/2032	1,005,595
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	0.00	% (a)(j)	07/20/2034	500,000
1,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.99	% (a)	04/15/2036	987,714
1,000,000	Sound Point Ltd.	0.01	% (a)(d)	07/20/2034	990,000
3,500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	4.91	% (a)	11/26/2032	3,531,788
500,000	Venture Ltd., Series 2013-14A-BRR (3 Month LIBOR USD + 1.55%, 1.55% Floor)	1.69	% (a)	08/28/2029	500,250
500,000	Venture Ltd., Series 2020-39A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	4.43	% (a)	04/15/2033	506,266
500,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	0.00	% (a)(j)	04/15/2035	506,875
1,000,000	Wind River Ltd., Series 2019-2A-E (3 Month LIBOR USD + 7.25%, 7.25% Floor)	7.43	% (a)	01/15/2033	1,006,202

Total Collateralized Loan Obligations (Cost $21,688,171)					21,933,569

Non-Agency Commercial Mortgage Backed Obligations - 20.0%
1,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.07	% (a)	04/15/2034	1,005,523
206,592	Banc of America Commercial Mortgage Trust, Series 2007-4-G	6.07	% (a)(e)	02/10/2051	208,431
1,500,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-E (1 Month LIBOR USD + 3.75%, 3.75% Floor)	3.82	% (a)	03/15/2036	1,481,963
1,000,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.97	% (a)	09/15/2036	972,470
13,409,430	BANK, Series 2019-BN19-XFG	1.17	% (a)(e)(f)	08/15/2061	905,639
1,000,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.57	% (a)	08/15/2036	995,293
993,650	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	998,636
1,000,000	BX Trust, Series 2021-SOAR-J (1 Month LIBOR USD + 3.75%, 3.75% Floor)	3.85	% (a)	06/15/2038	1,004,360
1,000,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	4.08	% (a)	06/15/2023	1,004,368
1,000,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	08/20/2035	977,601
17,739,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-XF	1.44	% (a)(e)(f)	11/10/2047	723,982
8,120,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.60	% (a)(e)(f)	03/15/2054	1,005,100
87,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.67	% (a)	06/15/2033	85,199
1,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-H	4.09	% (a)(e)	12/10/2036	1,197,231
1,738,682	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	1,735,602
351,125	FREMF Mortgage Trust, Series 2017-KF28-B (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.09	% (a)	01/25/2024	351,463
1,198,781	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	1,210,216

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	492,057
1,000,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(e)	11/10/2047	673,246
1,000,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.17	% (a)	08/15/2032	933,537
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5-C	5.61	% (a)(e)	08/15/2046	999,298
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (a)(e)	05/05/2032	865,057
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-E	3.36	% (a)(c)(e)	09/15/2047	1,161,801
1,000,000	Morgan Stanley Capital Trust, Series 2007-T27-C	6.21	% (a)(e)	06/11/2042	1,016,307
636,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.42	% (a)	11/15/2034	596,230
405,040	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.33%, 3.18% Floor)	3.41	% (a)	11/11/2034	399,403
810,080	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.10%, 3.95% Floor)	4.18	% (a)	11/11/2034	777,208
1,562,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.22	% (a)(e)	03/10/2046	1,330,447
1,222,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.13	% (e)	08/15/2051	1,253,208
562,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.91	% (a)	02/15/2032	527,127
48,314,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-XB	0.36	% (e)(f)	12/15/2049	847,766

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $28,952,614)					27,735,769

Non-Agency Residential Collateralized Mortgage Obligations - 27.8%
1,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	1,030,823
2,000,000	AMSR Trust, Series 2021-SFR1-G	4.97	% (a)(e)	06/17/2038	2,062,206
1,100,000	Angel Oak Mortgage Trust LLC, Series 2019-2-B2	6.29	% (a)(e)	03/25/2049	1,132,187
81,620	Citigroup Mortgage Loan Trust, Series 2018-A-A1	4.00	% (a)(e)	01/25/2068	81,776
139,901	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(b)	11/25/2070	140,447
2,033,843	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (d)	03/25/2037	2,094,624
1,014,071	Connecticut Avenue Securities Trust, Series 2019-R06-2M2 (1 Month LIBOR USD + 2.10%)	2.19	% (a)	09/25/2039	1,019,682
1,960,150	Connecticut Avenue Securities Trust, Series 2020-R01-1M2 (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.14	% (a)	01/25/2040	1,970,282
1,372,000	CSMC Trust	4.18	% (a)(e)	05/25/2066	1,382,290
800,000	CSMC Trust, Series 2019-RPL8-A2	4.06	% (a)(b)	10/25/2058	802,536
2,500,000	FMC GMSR Issuer Trust, Series 2019-GT2-B	4.72	% (a)(e)	09/25/2024	2,475,713
846,338	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (a)(b)	08/25/2025	863,988
2,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45	% (a)(b)	06/25/2059	2,512,264
1,400,000	LHOME Mortgage Trust, Series 2021-RTL1-M	4.46	% (a)(e)	09/25/2026	1,401,186
1,706,705	NRZ FHT Excess LLC, Series 2020-FHT1-A	4.21	% (a)	11/25/2025	1,722,827
1,205,000	Progress Residential Trust, Series 2021-SFR1-H	5.00	% (a)	04/17/2038	1,224,876
1,800,000	Progress Residential Trust, Series 2021-SFR6-G	4.00	% (a)	07/17/2038	1,813,178
1,000,000	PRPM LLC, Series 2020-3-A2	5.07	% (a)(b)	09/25/2025	1,006,010
1,400,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(e)	03/25/2026	1,400,656
1,250,000	SG Residential Mortgage Trust, Series 2021-1-B2	4.30	% (a)(e)	07/25/2061	1,254,138
1,600,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33	% (a)(e)	06/25/2055	1,641,979
1,400,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A2	3.23	% (a)(b)	03/25/2023	1,392,211

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
348,472	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(e)	03/25/2049	355,345
149,142	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(e)	03/25/2049	152,807
390,322	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(e)	03/25/2049	400,628
1,400,000	Verus Securitization Trust, Series 2020-5-B2	4.71	% (a)(e)	05/25/2065	1,419,859
1,500,000	Verus Securitization Trust, Series 2021-3-B2	3.96	% (a)(e)	06/25/2066	1,510,842
1,300,000	Verus Securitization Trust, Series 2021-R1-B2	4.20	% (a)(e)	10/25/2063	1,307,357
2,000,000	Verus Securitization Trust, Series 2021-R2-B2	4.26	% (a)(e)	02/25/2064	2,005,518
1,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (a)(b)	02/27/2051	998,611

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $38,220,125)					38,576,846

US Corporate Bonds - 0.8%
1,114,583	United Airlines Pass-Through Trust	3.65%		01/07/2026	1,117,370

Total US Corporate Bonds (Cost $1,092,368)					1,117,370

US Government and Agency Mortgage Backed Obligations - 12.2%
1,432,426	Federal Home Loan Mortgage Corporation, Pool SB8088	1.50%		02/01/2036	1,451,069
1,388,150	Federal Home Loan Mortgage Corporation, Series 2020-HQA1-M2 (1 Month LIBOR USD + 1.90%)	1.99	% (a)	01/25/2050	1,393,255
1,868,832	Federal Home Loan Mortgage Corporation, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	07/25/2050	439,563
2,356,224	Federal Home Loan Mortgage Corporation, Series 5037-IO	3.00	% (f)	11/25/2050	364,331
5,693,768	Federal Home Loan Mortgage Corporation, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.48	% (f)(i)	06/25/2051	428,364
1,289,745	Federal National Mortgage Association, Pool MA4333	2.00%		05/01/2041	1,312,219
2,377,386	Federal National Mortgage Association, Series 2020-53-DI	3.00	% (f)	08/25/2060	388,226
1,831,032	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	08/25/2050	406,419
1,576,088	Federal National Mortgage Association, Series 2020-77-S (-1 x Secured Overnight Financing Rate 30 Day Average + 4.15%, 4.15% Cap)	4.13	% (f)(i)	11/25/2050	238,511
2,796,675	Federal National Mortgage Association, Series 2020-77-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 4.10%, 4.10% Cap)	4.08	% (f)(i)	11/25/2050	410,690
1,382,754	Federal National Mortgage Association, Series 2020-M10-X2	1.82	% (e)(f)	12/25/2030	176,436
2,855,337	Federal National Mortgage Association, Series 2020-M17-X1	1.44	% (e)(f)	01/25/2028	186,788
4,608,501	Federal National Mortgage Association, Series 2021-21-GI	4.00	% (f)	07/25/2043	784,850
3,644,938	Government National Mortgage Association, Series 2015-80-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	06/20/2045	827,770
2,789,046	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	6.19	% (f)(i)	08/20/2050	635,380
1,901,081	Government National Mortgage Association, Series 2020-112-MS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	08/20/2050	439,991
4,685,543	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.66	% (f)(i)	09/20/2050	462,996
3,591,563	Government National Mortgage Association, Series 2020-138-IL	3.50	% (f)	09/20/2050	457,689
1,880,358	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.26	% (f)(i)	09/20/2050	406,210
2,394,907	Government National Mortgage Association, Series 2020-142-SD (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	09/20/2050	594,702

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,516,149	Government National Mortgage Association, Series 2020-160-LS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	10/20/2050	382,077
1,948,355	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	11/20/2050	411,999
1,936,876	Government National Mortgage Association, Series 2020-167-SD (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	11/20/2050	426,180
2,094,452	Government National Mortgage Association, Series 2020-175-BS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	11/20/2050	462,420
1,519,493	Government National Mortgage Association, Series 2020-188-LS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	11/20/2050	418,013
1,832,565	Government National Mortgage Association, Series 2020-189-SP (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	12/20/2050	333,189
3,203,130	Government National Mortgage Association, Series 2020-196-DI	2.50	% (f)	12/20/2050	435,852
1,980,253	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	07/20/2050	432,697
6,235,000	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	2.51	% (f)(i)	06/20/2051	452,037
2,881,971	Government National Mortgage Association, Series 2021-2-IO	0.92	% (e)(f)	06/16/2063	241,133
3,466,338	Government National Mortgage Association, Series 2021-46-ES (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	2.71	% (f)(i)	03/20/2051	328,118
6,186,627	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.59	% (f)(i)	04/20/2051	447,757
3,569,635	Government National Mortgage Association, Series 2021-80-IO	0.91	% (e)(f)	12/16/2062	304,492

Total US Government and Agency Mortgage Backed Obligations (Cost $17,241,569)					16,881,423

US Government and Agency Obligations - 3.0%
4,300,000	United States Treasury Notes	0.50%		08/31/2027	4,147,484

Total US Government and Agency Obligations (Cost $4,307,026)					4,147,484

Short Term Investments - 10.4%
4,803,201	First American Government Obligations Fund - Class U	0.03	% (g)		4,803,201
4,803,202	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (g)		4,803,202
4,803,201	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (g)		4,803,201

Total Short Term Investments (Cost $14,409,604)					14,409,604

Total Investments - 98.8% (Cost $139,315,499)					137,045,256
Other Assets in Excess of Liabilities - 1.2%					1,728,126

NET ASSETS - 100.0%					$138,773,382

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Interest only security

(g)	Seven-day yield as of period end

(h)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	The final coupon rate has not been established as of period end.

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	27.8%
Non-Agency Commercial Mortgage Backed Obligations	20.0%
Collateralized Loan Obligations	15.8%
US Government and Agency Mortgage Backed Obligations	12.2%
Short Term Investments	10.4%
Asset Backed Obligations	8.8%
US Government and Agency Obligations	3.0%
Aerospace & Defense	0.8%
Other Assets and Liabilities	1.2%

100.0%

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.